Notes to the unaudited interim condensed consolidated statement of financial position - Credit facility agreement with the European Investment Bank (Details)									6 Months Ended
		Jun. 12, 2026 EUR (€) D tranche	Jun. 12, 2026 EUR (€)	Jun. 01, 2026 EUR (€)	Apr. 30, 2026 D € / shares	Jan. 18, 2024 EUR (€)	Dec. 08, 2022 EUR (€)	May 16, 2022 EUR (€) tranche	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 12, 2026	Jun. 12, 2026 € / shares	Jun. 12, 2026 installment	Jun. 02, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
Debt, Derivatives and Royalty certificates liabilities
Borrowings									€ 66,659,000						€ 59,860,000
Accrued interest payable on loans									624,000						5,855,000
Repayments of borrowings									51,491,000	€ 1,791,000
Subscription of borrowings	[1]								68,338,000
Financial liabilities, at fair value									269,465,000						363,055,000
Derivative financial liabilities									13,051,000						119,385,000
Derivatives instruments									13,051,000						119,385,000
Lenders' warrants
Debt, Derivatives and Royalty certificates liabilities
Notional amount														€ 9,500,000
Trading days | D		30
Trading price | € / shares					€ 4.6681							€ 4.6681
Equity offering price | € / shares												3.7781
Derivative financial liabilities		€ 3,800,000	€ 3,800,000						3,500,000
Lenders' warrants, Tranche A and B
Debt, Derivatives and Royalty certificates liabilities
Notional amount		6,750,000	6,750,000											6,750,000
Lenders' warrants, Tranche C
Debt, Derivatives and Royalty certificates liabilities
Notional amount		2,750,000	2,750,000											2,750,000
Finance contract with EIB
Debt, Derivatives and Royalty certificates liabilities
Notional amount								€ 50,000,000
Number of equal tranches | tranche								2
Notional amount per tranche								€ 25,000,000
Borrowings									0
Repayments of borrowings		62,200,000
Catch-up adjustment to reflect the revised cash flow				€ 5,000,000					(5,000,000)
Catch-up adjustment arising from unwinding of discount			500,000						(500,000)
EIB Tranche A 2022
Debt, Derivatives and Royalty certificates liabilities
Interest rate							8.00%
Maturity term after the disbursement of the tranche							4 years
Borrowings				27,900,000
Financial liabilities at amortised cost				27,900,000											27,900,000
Accrued interest payable on loans				2,900,000
EIB Tranche A 2022 | Financial liabilities at amortized cost
Debt, Derivatives and Royalty certificates liabilities
Notional amount							€ 25,000,000
Borrowing costs							€ 100,000
Borrowings															€ 27,900,000
Borrowings, effective interest rate															21.90%
EIB Tranche B 2024
Debt, Derivatives and Royalty certificates liabilities
Borrowings				23,100,000
Financial liabilities at amortised cost				23,100,000											€ 17,400,000
Accrued interest payable on loans				2,800,000
Capitalized interest				€ 5,700,000
EIB Tranche B 2024 | Drawdown of borrowings
Debt, Derivatives and Royalty certificates liabilities
Interest rate						7.00%
Maturity term after the disbursement of the tranche						3 years
EIB Tranche B 2024 | Financial liabilities at amortized cost
Debt, Derivatives and Royalty certificates liabilities
Notional amount						€ 25,000,000
Borrowing costs						€ 100,000
Borrowings															€ 17,400,000
Borrowings, effective interest rate															32.70%
Lenders' senior secured debt
Debt, Derivatives and Royalty certificates liabilities
Notional amount														130,000,000
Lenders' Tranche A and B
Debt, Derivatives and Royalty certificates liabilities
Notional amount		75,000,000	75,000,000
Subscription of borrowings		€ 69,600,000
Number of tranches drawn down | tranche		2
Lenders' Tranche A
Debt, Derivatives and Royalty certificates liabilities
Notional amount		€ 35,000,000	35,000,000											35,000,000
Interest rate											9.90%
Borrowings									22,000,000
Subscription of borrowings		35,000,000
Monthly instalments											16		16
Par Value Per Bond		€ 1	1
Conversion price											40.00%
Trading days | D		30			30
Trading price | € / shares					€ 4.6681
Equity offering price | € / shares												3.7781
Convertible, Conversion price | € / shares												€ 5.2893
Conversion ratio		0.18907
Financial liabilities, at fair value		€ 35,000,000	35,000,000						€ 22,200,000
Transaction costs		2,500,000	2,500,000
Borrowings, effective interest rate									32.20%
Lenders' Tranche A | Embedded derivatives
Debt, Derivatives and Royalty certificates liabilities
Derivative financial liabilities		10,600,000	10,600,000
Derivatives instruments									€ 9,600,000
Lenders' Tranche B
Debt, Derivatives and Royalty certificates liabilities
Notional amount		40,000,000	40,000,000											40,000,000
Interest rate											9.90%
Borrowings									37,200,000
Subscription of borrowings		€ 40,000,000
Payment in kind Interest											2.10%
Business days | D		15
Financial liabilities, at fair value		€ 40,000,000	40,000,000						€ 37,400,000
Transaction costs		2,900,000	2,900,000
Borrowings, effective interest rate									17.20%
Lenders' Tranche B | T3 BSA warrants
Debt, Derivatives and Royalty certificates liabilities
Minimum exercise amount of warrants to satisfy drawdown conditions		100,000,000	100,000,000
Lenders' Tranche C
Debt, Derivatives and Royalty certificates liabilities
Notional amount		55,000,000	55,000,000						€ 55,000,000					55,000,000
Interest rate											8.90%
Maximum Uncommitted Financing Amount		€ 55,000,000	55,000,000
Trading days | D		30
Payment in kind Interest											2.10%
Lenders' Tranche C | T3 Warrants
Debt, Derivatives and Royalty certificates liabilities
Minimum exercise amount of warrants to satisfy drawdown conditions		€ 100,000,000	100,000,000
Additional Lenders' Tranche
Debt, Derivatives and Royalty certificates liabilities
Notional amount		€ 20,000,000	€ 20,000,000											€ 20,000,000

[1]	Net of the amount of €1.3 million advance payment related to the Lenders’ Tranche B under the Debt Financing agreement as of June 30, 2026 (see Note 4.5 – Other non-current assets).